Senior Unsecured Bonds (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Senior Unsecured Bonds
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2023, and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$101,558	$123,024
Less: current portion of deferred financing costs	(2,549)	(2,697)
Current portion of secured term loan facilities, net of deferred financing costs	99,009	120,327
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	612,349	646,131
Amount due to related parties*	48,140	41,342
Less: non-current portion of deferred financing costs	(4,011)	(4,156)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$656,478	$683,317

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2023, and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	$100,000	$100,000
Less Treasury bonds	—	(9,000)
Less deferred financing costs	(1,057)	(664)
Total Bonds, net of deferred financing costs	$98,943	$90,336